Called up share capital	6 Months Ended
Jun. 30, 2021
Equity [abstract]
Called up share capital	Called up share capitalOrdinary shares
As at 30 June 2021 the issued ordinary share capital of Barclays Bank PLC comprised 2,342m (December 2020: 2,342m) ordinary shares of £1 each.
Preference shares
As at 30 June 2021 the issued preference share capital of Barclays Bank PLC of £6m (December 2020: £6m) comprised 1,000 Sterling Preference Shares of £1.00 each (December 2020: 1,000); 31,856 Euro Preference Shares of €100 each (December 2020: 31,856); and 58,133 US Dollar Preference shares of $100 each (December 2020: 58,133).
There were no issuances or redemptions of ordinary or preference shares in the six months to 30 June 2021.